Related Party Transactions, Founder Shares (Details)			1 Months Ended	8 Months Ended
	May 20, 2020 shares	Feb. 12, 2020 USD ($) $ / shares shares	Feb. 29, 2020 USD ($) shares	Sep. 30, 2020 USD ($) $ / shares
Founder Shares [Abstract]
Proceeds from issuance of stock | $		$ 25,000		$ 25,000
Stock conversion basis at time of business combination		1		1
Class B Common Stock [Member]
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)		1,350,000
Founder Shares [Member] | Class A Common Stock [Member]
Founder Shares [Abstract]
Stock conversion basis at time of business combination				1
Number of trading days		20 days		20 days
Trading day threshold period		30 days		30 days
Founder Shares [Member] | Class A Common Stock [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share) | $ / shares		$ 12.00		$ 12.00
Threshold period after initial business combination		150 days		150 days
Founder Shares [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Stock dividend issued (in shares)	1,725,000
Shares issued (in shares)	10,350,000
Number of shares subject to forfeiture (in shares)	1,350,000	1,350,000
Ownership interest, as converted percentage	20.00%	20.00%
Founder Shares [Member] | Sponsor [Member]
Founder Shares [Abstract]
Shares issued (in shares)		8,625,000
Proceeds from issuance of stock | $		$ 25,000
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Shares issued (in shares)			8,625,000
Proceeds from issuance of stock | $			$ 25,000